Environmental Matters	12 Months Ended
Sep. 30, 2011
Environmental Matters [Abstract]
Environmental Matters

10. ENVIRONMENTAL MATTERS

Both Roanoke Gas Company and a previously owned gas subsidiary operated manufactured gas plants (MGPs) as a source of fuel for lighting and heating until the early 1950s. A by-product of operating MGPs was coal tar, and the potential exists for on-site tar waste contaminants at the former plant sites. Should the Company eventually be required to remediate either site, it will pursue all prudent and reasonable means to recover any related costs, including insurance claims and regulatory approval for rate case recognition of expenses associated with any work required.